Commitments and Contingencies (Tables)	12 Months Ended
Nov. 30, 2012
Commitments and Contingencies
Schedule of future minimum lease payments under non-cancelable operating lease agreements

Year Ending November 30,
2013	4,695
2014	1,939
2015	1,443
2016	1,119
2017	599

Total minimum payments required	$9,795

Schedule of changes in the product warranty accrual

Amount of liability
Balance at November 30, 2009:	$3,537
Accruals for warranties issued during the year	6,055
Settlements made during the year	(4,007)

Balance at November 30, 2010:	$5,585
Accruals for warranties issued during the year	3,780
Settlements made during the year	(4,437)

Balance at November 30, 2011:	$4,928
Accruals for warranties issued during the year	2,996
Settlements made during the year	(3,918)

Balance at November 30, 2012:	$4,006